Shareholder loan - Undiscounted cash flows for the shareholder loan (Details) - Promissory notes - Benjamin Klein	Dec. 31, 2022 USD ($)
Shareholder loan:
Total cash payments	$ 2,455,089
2023
Shareholder loan:
Total cash payments	209,026
2024
Shareholder loan:
Total cash payments	$ 2,246,063